Basis of Presentation and Business	2 Months Ended
Dec. 31, 2014
KSix Media, Inc. and Subsidiaries [Member]
Basis of Presentation and Business

1 BASIS OF PRESENTATION AND BUSINESS

Basis of presentation

The accompanying consolidated financial statements include the accounts of KSIX Media, Inc. (“Media”), a Nevada corporation formed on November 5, 2014 and its wholly owned subsidiaries, KSix, LLC (“KSIX”), a Nevada limited liability company that was formed on September 14, 2011 and Blvd. Media Group, LLC (“BMG”), a Nevada limited liability company that was formed on January 29, 2009 (collectively the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

On December 23, 2014, Media acquired the membership interests of KSIX and BMG, as described in Note 6. From its formation on November 5, 2014, the only activity in Media was the issue of common stock to its founder, until the acquisition of KSIX and BMG. The operations of KSIX and BMG are included in the consolidated financial statements from the date of acquisition, December 23, 2014.

Business description

KSIX and BMG are internet marketing companies. KSIX is an advertising network designed to create revenue streams for their affiliates and to provide advertisers with an increased measurable audience. KSIX provides performance based marketing solutions to drive traffic and conversions within a Cost-Per-Action (“CPA”) business model. KSIX has an online advertising network that works directly with advertisers and other networks to promote advertiser campaigns and manages offer tracking, reporting and distribution.

BMG provides the tools for web publishers to drive traffic and increase revenue. BMG’s mission is to monetize the Internet; promoting incentive based advertisements resulting in more clicks, greater lead generation and increased revenues. KSIX and BMG are both Las Vegas based technology companies, advertising networks, and SaaS (“Software as a Service”) developers that monetize web based content using custom developed enterprise software applications.